 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES
 DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      $9,681,027           --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......        --               $  843,179
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......        --                 --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......        --                 --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......        --                 --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......        --                 --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......        --                 --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......        --                 --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......        --                 --
  Due from Hartford Life
   Insurance Company.....        --                 --
  Receivable from fund
   shares sold...........          11,776                 32
                           -----------------   ---------------
  Total Assets...........       9,692,803            843,211
                           -----------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          11,768                 34
  Payable for fund shares
   purchased.............        --                 --
                           -----------------   ---------------
  Total Liabilities......          11,768                 34
                           -----------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $9,681,035         $  843,177
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 34
              ----------------------------------------------------

                                                            DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Money Market
     Portfolio
      Shares 9,681,027
      Cost $9,681,027
      Market Value.......      --              --             --             --             --             --             --
    North American
     Government
     Securities Portfolio
      Shares 83,072
      Cost $839,998
      Market Value.......      --              --             --             --             --             --             --
    Balanced Growth
     Portfolio
      Shares 770,270
      Cost $11,079,141
      Market Value.......  $12,617,022         --             --             --             --             --             --
    Utilities Portfolio
      Shares 328,294
      Cost $4,879,422
      Market Value.......      --           $6,142,373        --             --             --             --             --
    Dividend and Growth
     Portfolio
      Shares 3,546,756
      Cost $63,451,773
      Market Value.......      --              --         $78,205,970        --             --             --             --
    Value-Added Market
     Portfolio
      Shares 1,414,630
      Cost $21,709,319
      Market Value.......      --              --             --         $27,146,755        --             --             --
    Growth Portfolio
      Shares 305,601
      Cost $34,532,827
      Market Value.......      --              --             --             --          $5,571,107        --             --
    American Value
     Portfolio
      Shares 1,620,036
      Cost $28,275,121
      Market Value.......      --              --             --             --             --         $37,763,046        --
    Global Equity
     Portfolio
      Shares 1,074,553
      Cost $13,436,117
      Market Value.......      --              --             --             --             --             --         $15,785,190
  Due from Hartford Life
   Insurance Company.....        5,233             124          5,081             65          1,159         80,137          1,949
  Receivable from fund
   shares sold...........      --                  406        --             --             --             --             --
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Assets...........   12,622,255       6,142,903     78,211,051     27,146,820      5,572,266     37,843,183     15,787,139
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --             --             --             --             --             --
  Payable for fund shares
   purchased.............        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total Liabilities......        5,246         --               3,951            156          1,203         79,961          1,921
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,617,009      $6,142,903    $78,207,100    $27,146,664     $5,571,063    $37,763,222    $15,785,218
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------
                           -------------   ------------   ------------   ------------   ------------   ------------   ------------

            ---------------------------------------------------- 35
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......   $6,927,952        --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --          $1,165,424
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --             --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --             --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....          182        --
  Receivable from fund
   shares sold...........      --                  45
                           ------------   ------------
  Total Assets...........    6,928,134      1,165,469
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  75
  Payable for fund shares
   purchased.............          147        --
                           ------------   ------------
  Total Liabilities......          147             75
                           ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 36
              ----------------------------------------------------

                           DIVERSIFIED      MID-CAP                                      EMERGING
                              INCOME         GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   -------------   ----------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --             --             --             --             --               --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --             --             --             --             --               --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......  $12,708,581        --             --             --             --               --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --          $3,129,258        --             --             --               --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --             --           $ 423,287        --             --               --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --             --             --          $  407,995        --               --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --             --             --             --           $  18,753          --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --             --             --             --             --             $  682,008
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......      --             --             --             --             --               --
  Due from Hartford Life
   Insurance Company.....      --               1,627          2,284        --             --               --
  Receivable from fund
   shares sold...........       11,004        --             --                  15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Assets...........   12,719,585      3,130,885        425,571        408,010         18,754           682,034
                           ------------   ------------   ------------   ------------   -------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       11,007        --             --                  15              1                26
  Payable for fund shares
   purchased.............      --               1,628          2,284        --             --               --
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Total Liabilities......       11,007          1,628          2,284             15              1                26
                           ------------   ------------   ------------   ------------   -------------   ----------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $12,708,578     $3,129,257      $ 423,287     $  407,995      $  18,753        $  682,008
                           ------------   ------------   ------------   ------------   -------------   ----------------
                           ------------   ------------   ------------   ------------   -------------   ----------------


                            ENTERPRISE
                            PORTFOLIO
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Dean
   Witter Select
   Dimensions Funds:
    Developing Growth
     Portfolio
      Shares 332,915
      Cost $5,400,245
      Market Value.......      --
    Emerging Markets
     Portfolio
      Shares 147,336
      Cost $1,557,101
      Market Value.......      --
    Diversified Income
     Portfolio
      Shares 1,279,817
      Cost $13,039,634
      Market Value.......      --
    Mid-Cap Growth
     Portfolio
      Shares 263,850
      Cost $2,905,773
      Market Value.......      --
  Investments in Morgan
   Stanley Universal
   Funds:
    High Yield Portfolio
      Shares 40,897
      Cost $438,209
      Market Value.......      --
    Mid-Cap Portfolio
      Shares 27,437
      Cost $377,432
      Market Value.......      --
    Emerging Markets Debt
     Portfolio
      Shares 3,074
      Cost $23,779
      Market Value.......      --
  Investments in Van
   Kampen Funds:
    Strategic Stock
     Portfolio
      Shares 57,168
      Cost $644,056
      Market Value.......      --
    Enterprise Portfolio
      Shares 3,441
      Cost $68,226
      Market Value.......   $   77,055
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            3
                           ------------
  Total Assets...........       77,058
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            3
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......            3
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $   77,055
                           ------------
                           ------------

            ---------------------------------------------------- 37
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                           NORTH AMERICAN
                                             GOVERNMENT
                           MONEY MARKET      SECURITIES
                             PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $ 394,845         $24,239
EXPENSES:
  Mortality and expense
   undertakings..........     (110,113)         (7,890)
                           -------------       -------
    Net investment income
     (loss)..............      284,732          16,349
                           -------------       -------
CAPITAL GAINS INCOME.....      --              --
                           -------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (1,035)
                           -------------       -------
    Net gain (loss) on
     investments.........      --               (1,088)
                           -------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 284,732         $15,261
                           -------------       -------
                           -------------       -------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 40
              ----------------------------------------------------

                                                           DIVIDEND      VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH          MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $   251,285     $ 81,279     $   1,225,787    $   287,008     $ --          $   190,852    $   184,065
EXPENSES:
  Mortality and expense
   undertakings..........      (128,769)     (53,918)         (923,593)      (337,462)     (61,332)        (388,539)      (197,569)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net investment income
     (loss)..............       122,516       27,361           302,194        (50,454)     (61,332)        (197,687)       (13,504)
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
CAPITAL GAINS INCOME.....       182,182       40,060         2,757,300        348,777      117,693        2,346,274         51,144
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (246)       2,661           (39,000)         1,753         (176)         (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       757,197      764,558         7,466,831      2,080,349      465,996        5,191,767      1,627,845
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net gain (loss) on
     investments.........       756,951      767,219         7,427,831      2,082,102      465,820        5,166,673      1,592,426
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,061,649     $834,640     $  10,487,325    $ 2,380,425     $522,181      $ 7,315,260    $ 1,630,066
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------
                           ------------   ------------   -------------   ------------   ------------   ------------   ------------

            ---------------------------------------------------- 41
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $ 14,955       $  17,282
EXPENSES:
  Mortality and expense
   undertakings..........     (93,171)        (19,788)
                           ------------   ------------
    Net investment income
     (loss)..............     (78,216)         (2,506)
                           ------------   ------------
CAPITAL GAINS INCOME.....       9,991           3,882
                           ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (50,218)        (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     565,818        (425,945)
                           ------------   ------------
    Net gain (loss) on
     investments.........     515,600        (524,840)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $447,375       $(523,464)
                           ------------   ------------
                           ------------   ------------

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 42
              ----------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $ 740,327      $ 15,261        $ 17,840        $   908         $  2,236          $--
EXPENSES:
  Mortality and expense
   undertakings..........     (141,359)      (34,330)         (1,845)        (1,543)            (259)          (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
    Net investment income
     (loss)..............      598,968       (19,069)         15,995           (635)           1,977           (2,753)
                           ------------   ------------   -------------   -------------   -------------        -------
CAPITAL GAINS INCOME.....       13,039        22,379           3,182          8,170          --               --
                           ------------   ------------   -------------   -------------   -------------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (542)      (12,301)           (924)          (287)         (11,790)            (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (374,577)       93,824         (14,922)        30,563           (5,026)          37,952
                           ------------   ------------   -------------   -------------   -------------        -------
    Net gain (loss) on
     investments.........     (375,119)       81,523         (15,846)        30,276          (16,816)          37,631
                           ------------   ------------   -------------   -------------   -------------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 236,888      $ 84,833        $  3,331        $37,811         $(14,839)         $34,878
                           ------------   ------------   -------------   -------------   -------------        -------
                           ------------   ------------   -------------   -------------   -------------        -------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
INVESTMENT INCOME:
  Dividends..............      $--
EXPENSES:
  Mortality and expense
   undertakings..........        (237)
                               ------
    Net investment income
     (loss)..............        (237)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                               ------
    Net gain (loss) on
     investments.........       9,649
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $9,412
                               ------
                               ------

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 43
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  284,732          $ 16,349
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                  (1,035)
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         284,732            15,261
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       2,269,367           193,291
  Net transfers..........        (103,876)          228,171
  Surrenders for benefit
   payments and fees.....      (1,077,714)           (4,597)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,087,777           416,865
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       1,372,509           432,126
NET ASSETS:
  Beginning of period....       8,308,526           411,051
                           -----------------   ---------------
  End of period..........      $9,681,035          $843,177
                           -----------------   ---------------
                           -----------------   ---------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                               NORTH AMERICAN
                                                 GOVERNMENT
                                 MONEY           SECURITIES
                           MARKET PORTFOLIO       PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  311,465          $ 12,978
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........        --                     134
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 378,264
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         311,465            16,868
                           -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      10,986,034            80,522
  Net transfers..........      (7,694,766)             (501)
  Surrenders for benefit
   payments and fees.....        (752,612)          (27,777)
  Net annuity
   transactions..........        --                 --
                           -----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,538,656            52,244
                           -----------------   ---------------
  Total increase
   (decrease) in net
   assets................       2,850,121            69,112
NET ASSETS:
  Beginning of period....       5,458,405           341,939
                           -----------------   ---------------
  End of period..........      $8,308,526          $411,051
                           -----------------   ---------------
                           -----------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 44
              ----------------------------------------------------

                                                             DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                              BALANCED       UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $      122,516    $    27,361   $    302,194   $    (50,454)   $   (61,332)  $   (197,687)  $    (13,504)
  Capital gains income...         182,182         40,060      2,757,300        348,777        117,693      2,346,274         51,144
  Net realized gain
   (loss) on security
   transactions..........            (246)         2,661        (39,000)         1,753           (176)       (25,094)       (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         757,197        764,558      7,466,831      2,080,349        465,996      5,191,767      1,627,845
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,061,649        834,640     10,487,325      2,380,425        522,181      7,315,260      1,630,066
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............       2,390,416      1,685,047      9,969,087      3,221,008        853,950      6,155,199      1,794,138
  Net transfers..........       3,698,381      1,330,554      8,540,385      1,399,020        760,745      4,983,345        764,415
  Surrenders for benefit
   payments and fees.....        (379,911)      (179,107)    (3,044,996)      (495,307)      (123,045)    (1,080,611)      (496,235)
  Net annuity
   transactions..........        --              --             --             (79,558)       --             --             --
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,708,886      2,836,494     15,464,476      4,045,163      1,491,650     10,057,933      2,062,318
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................       6,770,535      3,671,134     25,951,801      6,425,588      2,013,831     17,373,193      3,692,384
NET ASSETS:
  Beginning of period....       5,846,474      2,471,769     52,255,299     20,721,076      3,557,232     20,390,029     12,092,834
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........  $   12,617,009    $ 6,142,903   $ 78,207,100   $ 27,146,664    $ 5,571,063   $ 37,763,222   $ 15,785,218
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------
                           --------------   ------------   ------------   ------------   ------------   ------------   ------------

                                                           DIVIDEND     VALUE-ADDED                     AMERICAN        GLOBAL
                             BALANCED      UTILITIES        GROWTH         MARKET         GROWTH         VALUE          EQUITY
                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $    27,082    $    25,725   $    207,230   $      1,105    $   (28,598)  $   (147,030)  $    (51,246)
  Capital gains income...        11,255          5,598      1,118,280         25,010          9,815        253,252         13,138
  Net realized gain
   (loss) on security
   transactions..........             1         (1,072)         1,187           (250)           (35)        25,705           (626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         3,756        532,164        385,952      5,104,874      2,624,687        423,579      3,404,201
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       570,502        416,203      6,431,571      2,650,552        404,761      3,536,128        339,530
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     2,480,988        787,145     25,298,127      8,641,262      1,171,717      7,393,097      5,772,577
  Net transfers..........       773,542       (218,038)     5,093,960      1,738,699        745,942      1,198,780      1,004,060
  Surrenders for benefit
   payments and fees.....      (584,850)      (112,067)    (2,369,968)      (827,826)      (124,197)      (804,164)      (784,786)
  Net annuity
   transactions..........       --             --             --             341,474        --             --             --
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,669,680        457,040     28,022,119      9,893,609      1,793,462      7,787,713      5,991,851
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................     3,240,182        873,243     34,453,690     12,544,161      2,198,223     11,323,841      6,331,381
NET ASSETS:
  Beginning of period....     2,606,292      1,598,526     17,801,609      8,176,915      1,359,009      9,066,188      5,761,453
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
  End of period..........   $ 5,846,474    $ 2,471,769   $ 52,255,299   $ 20,721,076    $ 3,557,232   $ 20,390,029   $ 12,092,834
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------
                           ------------   ------------   ------------   ------------   ------------   ------------   ------------

            ---------------------------------------------------- 45
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            DEVELOPING      EMERGING
                              GROWTH        MARKETS
                            PORTFOLIO      PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (78,216)    $   (2,506)
  Capital gains income...        9,991          3,882
  Net realized gain
   (loss) on security
   transactions..........      (50,218)       (98,895)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      565,818       (425,945)
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      447,375       (523,464)
                           ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      465,093        108,809
  Net transfers..........     (500,337)      (289,983)
  Surrenders for benefit
   payments and fees.....     (302,821)       (93,209)
  Net annuity
   transactions..........      --             --
                           ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (338,065)      (274,383)
                           ------------   ------------
  Total increase
   (decrease) in net
   assets................      109,310       (797,847)
NET ASSETS:
  Beginning of period....    6,818,677      1,963,241
                           ------------   ------------
  End of period..........   $6,927,987     $1,165,394
                           ------------   ------------
                           ------------   ------------

  *  From inception, April 1, 1998, to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                 DEVELOPING      EMERGING
                                   GROWTH        MARKETS
                                 PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT
                                ------------   ------------
OPERATIONS:
  Net investment income
   (loss).....................   $  (65,434)    $  (17,516)
  Capital gains income........      --             --
  Net realized gain (loss) on
   security transactions......       (5,860)       (14,073)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................      665,187        (42,909)
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   operations.................      593,893        (74,498)
                                ------------   ------------
UNIT TRANSACTIONS:
  Purchases...................    2,012,667        809,422
  Net transfers...............       36,985          6,465
  Surrenders for benefit
   payments and fees..........     (235,174)      (120,404)
  Net annuity transactions....      --             --
                                ------------   ------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    1,814,478        695,483
                                ------------   ------------
  Total increase (decrease) in
   net assets.................    2,408,371        620,985
NET ASSETS:
  Beginning of period.........    4,410,306      1,342,256
                                ------------   ------------
  End of period...............   $6,818,677     $1,963,241
                                ------------   ------------
                                ------------   ------------

 **  From inception, January 21, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 46
              ----------------------------------------------------

                           DIVERSIFIED      MID-CAP                                        EMERGING
                              INCOME         GROWTH       HIGH YIELD        MID-CAP      MARKETS DEBT    STRATEGIC STOCK
                            PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------   ------------   -------------   -------------   -------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    598,968    $  (19,069)      $ 15,995        $   (635)       $ 1,977          $ (2,753)
  Capital gains income...        13,039        22,379          3,182           8,170         --               --
  Net realized gain
   (loss) on security
   transactions..........          (542)      (12,301)          (924)           (287)       (11,790)             (321)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (374,577)       93,824        (14,922)         30,563         (5,026)           37,952
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       236,888        84,833          3,331          37,811        (14,839)           34,878
                           ------------   ------------   -------------   -------------   -------------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,329,914       627,674        303,764         152,667         54,001           280,816
  Net transfers..........     5,025,623       733,380        117,154         219,693        (20,302)          367,384
  Surrenders for benefit
   payments and fees.....      (573,911)      (92,782)          (962)         (2,176)          (107)           (1,070)
  Net annuity
   transactions..........       --            --             --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,781,626     1,268,272        419,956         370,184         33,592           647,130
                           ------------   ------------   -------------   -------------   -------------       --------
  Total increase
   (decrease) in net
   assets................     6,018,514     1,353,105        423,287         407,995         18,753           682,008
NET ASSETS:
  Beginning of period....     6,690,064     1,776,152        --              --              --               --
                           ------------   ------------   -------------   -------------   -------------       --------
  End of period..........  $ 12,708,578    $3,129,257       $423,287        $407,995        $18,753          $682,008
                           ------------   ------------   -------------   -------------   -------------       --------
                           ------------   ------------   -------------   -------------   -------------       --------


                            ENTERPRISE
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (237)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         820
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       8,829
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,412
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      32,385
  Net transfers..........      36,080
  Surrenders for benefit
   payments and fees.....        (822)
  Net annuity
   transactions..........      --
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      67,643
                           -------------
  Total increase
   (decrease) in net
   assets................      77,055
NET ASSETS:
  Beginning of period....      --
                           -------------
  End of period..........     $77,055
                           -------------
                           -------------

                                DIVERSIFIED       MID-CAP
                                   INCOME          GROWTH
                                 PORTFOLIO       PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT**
                                ------------   --------------
OPERATIONS:
  Net investment income
   (loss).....................  $    270,857     $    1,157
  Capital gains income........         7,785        --
  Net realized gain (loss) on
   security transactions......           153          1,041
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................        12,589        129,661
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   operations.................       291,384        131,859
                                ------------   --------------
UNIT TRANSACTIONS:
  Purchases...................     2,936,575      1,190,000
  Net transfers...............     1,246,736        495,122
  Surrenders for benefit
   payments and fees..........      (347,647)       (40,829)
  Net annuity transactions....       --             --
                                ------------   --------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     3,835,664      1,644,293
                                ------------   --------------
  Total increase (decrease) in
   net assets.................     4,127,048      1,776,152
NET ASSETS:
  Beginning of period.........     2,563,016        --
                                ------------   --------------
  End of period...............  $  6,690,064     $1,776,152
                                ------------   --------------
                                ------------   --------------

            ---------------------------------------------------- 47
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
 HARTFORD LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 48 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                                            ARTHUR ANDERSEN LLP

______________________________________ 49 ______________________________________